Other Reserves (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of reserves within equity [abstract]
Schedule of Other Reserve

	Share-based compensation reserve RMB’million	Contribution from ultimate holding company RMB’million	PRC statutory reserve RMB’million	Foreign currency translation reserve RMB’million	Fair value reserve RMB’million	Others RMB’million	Total other reserves RMB’million
At January 1, 2019	1,416	463	79	451	(675)	(831)	903
Currency translation differences	—	—	—	261	—	—	261
Fair value changes on financial assets at fair value through other comprehensive income	—	—	—	—	1,031	—	1,031

	Share-based compensation reserve RMB’million	Contribution from ultimate holding company RMB’million	PRC statutory reserve RMB’million	Foreign currency translation reserve RMB’million	Fair value reserve RMB’million	Others RMB’million	Total other reserves RMB’million
Share of other comprehensive losses of an associate	—	—	—	—	—	(1)	(1)
Share based compensation	519	—	—	—	—	—	519
Exercise of share options/RSU	(465)	—	—	—	—	—	(465)
Additional investments in non-wholly owned subsidiaries	—	—	—	—	—	(76)	(76)
Profit appropriations to PRC statutory reserves	—	—	15	—	—	—	15

At December 31, 2019	1,470	463	94	712	356	(908)	2,187
Currency translation differences	—	—	—	(1,286)	—	—	(1,286)
Fair value changes on financial assets at fair value through other comprehensive income	—	—	—	—	5,219	—	5,219
Share of other comprehensive losses of an associate	—	—	—	—	—	(9)	(9)
Share based compensation	569	—	—	—	—	—	569
Exercise of share options/RSU	(429)	—	—	—	—	—	(429)
Additional investments in non-wholly owned subsidiaries	—	—	—	—	—	(2)	(2)
Profit appropriations to PRC statutory reserves	—	—	51	—	—	—	51

At December 31, 2020	1,610	463	145	(574)	5,575	(919)	6,300
Currency translation differences	—	—	—	(378)	—	—	(378)
Fair value changes on financial assets at fair value through other comprehensive income	—	—	—	—	(2,128)	—	(2,128)

	Share-based compensation reserve RMB’million	Contribution from ultimate holding company RMB’million	PRC statutory reserve RMB’million	Foreign currency translation reserve RMB’million	Fair value reserve RMB’million	Others RMB’million	Total other reserves RMB’million

Transfer of gains on disposal of financial instruments to retained earnings	—	—	—	—	(56)	—	(56)
Share of other comprehensive losses of associates	—	—	—	—	—	4	4
Share based compensation	647	—	—	—	—	—	647
Exercise of share options/RSU	(646)	—	—	—	—	—	(646)
Additional investments in a non-wholly owned subsidiary	—	—	—	—	—	(19)	(19)
Profit appropriations to PRC statutory reserves	—	—	2	—	—	—	2

At December 31, 2021	1,611	463	147	(952)	3,391	(934)	3,726